Materials, energy and consumables used	12 Months Ended
Jun. 30, 2021
Materials, energy and consumables used
Materials, energy and consumables used
4	Materials, energy and consumables used

	2021	2020	2019
for the year ended 30 June	Rm	Rm	Rm
Cost of raw materials	71 016	78 030	79 774
Cost of energy and other consumables used in production process	14 354	12 079	10 815
	85 370	90 109	90 589

Costs relating to items that are consumed in the manufacturing process, including changes in inventories and distribution costs up until the point of sale.

Purchase commitments

	2021	2020	2019
for the year ended 30 June	Rm	Rm	Rm
Contractual obligations
Within one year	27 459	23 121	25 760
One to five years	35 182	32 430	24 030
More than five years	69 351	74 295	9 869
	131 992	129 846	59 659

The group enters into off-take agreements in the ordinary course of business, the most significant of which relates to oxygen supply agreements for Secunda Operations of R85 013 million (2020: R36 998 million) and ORYX GTL of R1 748 million (2020: R1 739 million) for a contracted minimum off-take gas volume. The Oxygen Train 17 oxygen supply agreement runs to 2037, with an option to renew the contract to 2050. The renewal option is not taken into account in the calculation of the commitments. The Oxygen Trains 1 - 16 arrangement is managed through various agreements, including the Gas Sales Agreement (GSA), Utilities Agreement and a suite of other contracts. In terms of the Utilities Agreement, Sasol is contractually bound to buy oxygen and other derivative gasses from Air Liquide annually, while Air Liquide is bound to buy utilities from Sasol for the same amount for 15 years.